Financial Risk Management (Details) - Schedule of Profit and Loss and Other Comprehensive Income - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Low credit risk [Member]
Financial Risk Management (Details) - Schedule of Profit and Loss and Other Comprehensive Income [Line Items]
Cash and cash equivalents	$ 311,810	$ 8,758
Other financial assets	2,529,576	330
Moderate credit risk [Member]
Financial Risk Management (Details) - Schedule of Profit and Loss and Other Comprehensive Income [Line Items]
Trade receivables	1,831,724
Other receivables		$ 50,939,090